Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in Shares)	24,785,000	24,785,000
Preferred Stock, Shares Issued (in Shares)		82,096	82,096
Preferred Stock, Shares Outstanding (in Shares)		82,096	82,096
Common Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized (in Shares)	250,000,000	250,000,000	250,000,000
Common stock, shares issued (in Shares)	10,972,588	7,033,330	5,744,929
Common stock, shares outstanding (in Shares)	10,972,588	7,033,330	5,744,929
Series A Preferred Stock
Preferred Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in Shares)	200,000	200,000	200,000
Preferred Stock, Shares Issued (in Shares)
Preferred Stock, Shares Outstanding (in Shares)
Series B Preferred Stock
Preferred Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in Shares)	15,000	15,000
Preferred Stock, Shares Issued (in Shares)	15,000
Preferred Stock, Shares Outstanding (in Shares)	15,000
Previously Reported
Preferred Stock, Shares Authorized (in Shares)		24,800,000	24,800,000